Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2019
Financial Instruments
Schedule of Contingent consideration

	Diabetes
	Alliance	Other	Total	Total
	2019	2019	2019	2018
	$m	$m	$m	$m
At 1 January	3,983	1,123	5,106	5,534
Settlements	(225)	(143)	(368)	(151)
Revaluations	-	-	-	38
Discount unwind	144	35	179	208
At 30 June	3,902	1,015	4,917	5,629